COST OF REVENUE	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
COST OF REVENUE

NOTE 15 – COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	March 31, 2024	March 31, 2023
Salaries and benefits	$194,477	$90,533
Subcontractors	35,823	-
Software and other	12,394	12,796
Depreciation	324	363
	$243,018	$103,692